File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)



SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. PROSPECTUS DATED
NOVEMBER 29, 2002.


This information reflects a change
to the Fund Managers chart under
Fund Management.


Name and address of Fund Manager:
Retirement System Investors Inc. ("RSI")
2150 Post Road Fairfield, CT 06430

The Fund Manager's Experience:
RSI has provided investment advisory
services since 1983.  Total assets
under management for RSI were $800
million as of September 30, 2002.

Fund Managers: Michele A. Ward and
Martin J. Cunningham act as co-portfolio managers of the Growth and Income Fund.
Ms. Ward is Senior Vice President and
Senior Investment Officer of RSI.  She
has more than ten years' investment
industry experience and joined RSI in
her current position in 2002.  Prior to
joining RSI, she worked for nine years
at Columbus Circle Investors as a
portfolio analyst.  Mr. Cunningham has
served as Vice President and Portfolio
Manager at RSI since 2000. He has more
than ten years' experience in the
investment industry.  He previously
served as a portfolio manager for Chase
Investments and as an equity research
analyst for Phoenix Investments.


February 6, 2003